Submission	May 02, 2025
Submission [Line Items]
Central Index Key	0000876437
Registrant Name	MGIC INVESTMENT CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES